Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 927,751	$ 1,131,718
Post-employment benefits	43,254	57,289
Share-based payments recognized	166,992	106,526
Key management personnel compensation	$ 1,137,997	$ 1,295,533